UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019.

Date of Report (Date of earliest event reported): N/A
Commission File Number of securitizer: 001-36347
Central Index Key Number of securitizer: 0001591588
_________________________
A-MARK PRECIOUS METALS, INC.
__________________________
Thor Gjerdrum
(310) 587-1414
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

__________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________.
Central Index Key Number of underwriter (if applicable): ____________.
_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
In September 2018, Collateral Finance Corporation (the “Originator”) organized and initiated the issuance of precious metals loan-backed securities, which were privately issued by AM Capital Funding, LLC (the “Issuer”) on September 14, 2018. The Issuer is a wholly-owned subsidiary of the Originator, which is a wholly-owned subsidiary of A-Mark Precious Metals, Inc. (the “Securitizer”). The underlying transaction agreements relating to this issuance provides a covenant of the Originator to repurchase individual pool assets (the “Metals Loans”) from the Issuer upon the breach of certain representations and warranties made by the Originator concerning the Metals Loans. The Originator did not receive any demands to repurchase any of the Metals Loans for the annual period ending on December 31, 2019. Accordingly, the Securitizer has no repurchase demand activity to report, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

A-Mark Precious Metals, Inc.

/s/ Carol Meltzer

Carol Meltzer
General Counsel and Secretary